BUSINESS COMBINATIONS (Schedule of Pro Forma Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
BUSINESS COMBINATIONS [Abstract]
Revenue	$ 552,038	3,474,470	4,010,309
Net income attributable to the Group	$ 10,676	67,191	149,587